Stockholders' equity	12 Months Ended
Dec. 31, 2020
Stockholders' equity
Stockholders' equity
Note 19—Stockholders' equity
At both December 31, 2020 and 2019, the Company had 2,672

million authorized shares, of which
2,168

million were registered and issued.
At the Annual General Meeting of Shareholders (AGM)

in March 2020,

the shareholders approved the proposal
of the Board of Directors to distribute a total of 0.80

Swiss francs per share. The approved dividend distribution
amounted to $ 1,758

million and was paid in April 2020. At the AGM in March

2019, the shareholders approved the
proposal of the Board of Directors to distribute a total

of
0.80

Swiss francs per share. The approved dividend distribution
amounted to $ 1,675

million and was paid in May 2019. At the AGM in March

2018, the shareholders approved the
proposal of the Board of Directors to distribute a total

of
0.78

Swiss francs per share. The approved dividend distribution
amounted to $ 1,736

million and was paid in April 2018.
In July 2020, the Company announced it initially intends

to buy

percent of its share capital (which at the
time represented a maximum of 180

million shares, in addition to those already held in treasury)

through the share
buyback program that started in July 2020. The share

buyback program is executed on a second trading line on the SIX
Swiss Exchange and is planned to run until the Company’s

AGM in March 2021. At the AGM the Company intends to
request shareholder approval to cancel the shares purchased

through this program. In 2020, under this program,

the
Company purchased 109

million shares for cancellation, resulting in an increase in

Treasury Stock of $
2,835

million.
In addition to the ongoing share buyback program,

in the fourth quarter of 2020,

the Company purchased

million of its own shares on the open market mainly for

use in connection with its employee share plans. These
transactions resulted in an increase in Treasury

stock of $
346

million. In the first quarter of 2018, the Company
purchased on the open market an aggregate of 10

million of its own shares to be available for delivery under its
employee share programs. These transactions resulted in an

increase in Treasury stock of $

million.
Upon and in connection with each launch of the Company’s

MIP,

the Company sold call options to a bank at
fair value, giving the bank the right to acquire shares

equivalent to the number of shares represented by the MIP WAR awards to participants. Under the terms of the agreement

with the bank, the call options can only be exercised by

the
bank to the extent that MIP participants have exercised

their WARs.

At December 31, 2020, such call options
representing 9.7

million shares and with strike prices ranging from
19.00

to
23.50

Swiss francs (weighted‑average strike
price of 21.15

Swiss francs) were held by the bank. The call options expire in periods ranging from August 2021 to
August 2025. However, only 5.3

million of these instruments, with strike prices ranging from
19.00

to
23.50

Swiss
francs (weighted‑average strike price of 20.99

Swiss francs), could be exercised at December 31, 2020, under the terms
of the agreement with the bank.
In addition to the above, at December 31, 2020,

the Company had further outstanding obligations to deliver:
•

up to 15.6

million shares relating to the options granted under the 2015 launch of the MIP,

with a strike
price of 19.50

Swiss francs, vested in August 2018 and expiring in August 2021,
•

up to 14.5

million shares relating to the options granted under the 2016 launch of the MIP,

with a strike
price of 21.50

Swiss francs, vested in August 2019 and expiring in August 2022,
•

up to 12.8

million shares relating to the options granted under the 2017 launch of the MIP,

with a strike
price of 22.50

Swiss francs, vested in August 2020 and expiring in August 2023,
•

up to 12.5

million shares relating to the options granted under the 2018 launch of the MIP,

with a strike
price of 23.50

Swiss francs, vesting in August 2021 and expiring in August 2024,
•

up to 11.8

million shares relating to the options granted under the 2019 launch of the MIP,

with a strike
price of 19.00

Swiss francs, vesting in August 2022 and expiring in August 2025,
•

up to 2.1

million shares relating to the ESAP,

vesting and expiring in October 2021,
•

up to 6.7

million shares to Eligible Participants under the 2020, 2019 and

2018 launches of the LTIP,
vesting and expiring in April 2023, May 2022 and

April 2021, respectively,

and
•

approximately 1

million shares in connection with certain other share‑based payment arrangements with
employees.
See Note 18 for a description of the above share‑based

payment arrangements.
In 2020 and 2018, the Company delivered 16.5

million and
2.4

million shares, respectively,

out of treasury
stock, for options exercised in relation to the MIP,

while in 2019 the amount was not significant. In addition,

in 2020
and 2019 the Company delivered 1.4

million and
0.5

million shares from treasury stock under the ESAP.
No

shares were
delivered in 2018 under the ESAP.
Amounts available to be distributed as dividends to

the stockholders of ABB Ltd are based on the requirements
of Swiss law and ABB Ltd’s Articles

of Incorporation, and are determined based on amounts presented in the
unconsolidated financial statements of ABB Ltd, prepared

in accordance

with Swiss law. At December

31, 2020,

the
total unconsolidated stockholders’ equity of ABB Ltd was 9,063 million Swiss francs ($
10,287

million), including

million Swiss francs ($

million) representing share capital,
12,032

million Swiss francs ($
13,657

million)
representing reserves and 3,229

million Swiss francs ($
3,665

million) representing a reduction of equity for own shares
(treasury stock). Of the reserves, 3,229

million Swiss francs ($
3,665

million) relating to own shares and
52

million
Swiss francs ($ 59

million) representing
20

percent of share capital, are restricted and not available for distribution.
In February 2021, the Company announced that a

proposal will be put to the 2021 AGM for approval by the
shareholders to distribute 0.80

Swiss francs per share to shareholders.
Subsequent events
Subsequent to December 31, 2020, and up to February

24, 2021, the Company purchased, under the share
buyback program, an additional 14

million shares, for approximately $
400

million, and, on the open market, an
additional 13

million shares, for approximately $

million.